UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21791

Name of Fund:  Global Income & Currency Fund Inc. (GCF)

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Mitchell M. Cox, Chief Executive
     Officer, Global Income & Currency Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant's telephone number, including area code:  (877) 449-4742

Date of fiscal year end: 12/31/2008

Date of reporting period: 07/01/2008 - 09/30/2008

Item 1 - Schedule of Investments

Global Income & Currency Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)   (In U.S. Dollars)
--------------------------------------------------------------------------------

                                                                                              Face
                                         Short-term Securities                               Amount          Value
------------------------------------------------------------------------------------------------------------------------
Mexico - 10.2%   Foreign Commercial      Mexican Cetes, 8.511%,
                 Paper** - 10.2%         12/04/08                                    MXN   130,000,000   $   11,709,481
------------------------------------------------------------------------------------------------------------------------
                                         Total Short-Term Securities in
                                         Mexico                                                              11,709,481
------------------------------------------------------------------------------------------------------------------------
South            Foreign Commercial      South Africa Government Bond Series
Africa - 10.6%   Paper** - 10.6%         196, 10%, 2/28/09 (a)                       ZAR   101,194,000       12,153,944
------------------------------------------------------------------------------------------------------------------------
                                         Total Short-Term Securities in
                                         South Africa                                                        12,153,944
------------------------------------------------------------------------------------------------------------------------
Turkey - 12.8%   Foreign Commercial      Turkey Government Bond, 19.037%,
                 Paper** - 12.8%         5/06/09 (a)                                 TRY    20,602,064       14,626,735
------------------------------------------------------------------------------------------------------------------------
                                         Total Short-Term Securities in
                                         Turkey                                                              14,626,735
------------------------------------------------------------------------------------------------------------------------
United           U.S. Government         Federal Home Loan Banks, 2.355%,
States - 78.2%   Agency                  10/10/08 (a)                                USD     9,000,000        8,994,701
                 Obligations** - 66.1%   Federal Home Loan Banks, 2.455%,
                                         11/03/08 (a)                                       13,100,000       13,071,180
                                         Federal Home Loan Banks, 2.311%,
                                         11/14/08 (a)                                       17,500,000       17,451,875
                                         Federal Home Loan Banks, 2.63%,
                                         11/28/08 (a)                                        9,000,000        8,971,722
                                         Federal Home Loan Banks, 2.408%,
                                         1/12/09 (a)                                        11,080,000       11,005,502
                                         Freddie Mac, 2.10%, 11/05/08 (a)                   16,350,000       16,319,001
------------------------------------------------------------------------------------------------------------------------
                                         Total U.S. Government Agency
                                         Obligations                                                         75,813,981
------------------------------------------------------------------------------------------------------------------------

                                                                                              Shares
                                                                                               Held
------------------------------------------------------------------------------------------------------------------------
                 Mutual Funds - 12.1%    AIM Short-Term Investment Trust-Liquid
                                         Assets Portfolio - Institutional Class,
                                         3.11% (b)                                          13,922,920       13,922,920
------------------------------------------------------------------------------------------------------------------------
                                         Total Short-Term Securities in the
                                         United States                                                       89,736,901
------------------------------------------------------------------------------------------------------------------------
                                         Total Investments
                                         (Cost - $129,769,737*) - 111.8%                                    128,227,061
                                         Liabilities in Excess of Other Assets - (11.8)%                    (13,543,911)
                                                                                                         ---------------
                                         Net Assets - 100.0%                                             $  114,683,150
                                                                                                         ===============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 129,769,737
                                                                  ==============
      Gross unrealized appreciation                               $      11,368
      Gross unrealized depreciation                                  (1,554,044)
                                                                  --------------
      Net unrealized depreciation                                 $  (1,542,676)
                                                                  ==============

Global Income & Currency Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

** Foreign Commercial Paper and certain U.S. Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase. Other securities bear interest at the rates shown payable at fixed dates or upon maturity. The interest rates shown are rates in effect at September 30, 2008.

(a) All or a portion of security held as collateral in connection with open forward foreign exchange contracts.

(b)   Represents the current yield as of September 30, 2008.

 o Forward foreign exchange contracts as of September 30, 2008 were as follows:

--------------------------------------------------------------------------------
  Foreign Currency        Foreign Currency       Settlement       Appreciation
     Purchased                  Sold                Date         (Depreciation)
--------------------------------------------------------------------------------
USD       11,976,139     TWD     361,380,000      10/09/08       $      760,427
CAD       12,239,220     USD      11,458,871      10/10/08               47,052
ISK      462,500,000     USD       6,250,000      10/10/08           (1,893,502)
SGD       16,524,000     USD      12,227,320      10/10/08             (723,351)
USD       12,038,774     CAD      12,239,220      10/10/08              532,852
USD        5,968,558     ISK     462,500,000      10/10/08            1,612,060
USD       12,167,894     SGD      16,524,000      10/10/08              663,926
USD       11,635,484     MXN     125,000,000      10/20/08              235,676
JPY    1,285,200,000     USD      12,023,801      10/27/08              115,037
USD       12,000,000     JPY   1,285,200,000      10/27/08             (138,838)
CZK      192,084,210     EUR       8,026,921      11/05/08             (291,586)
EUR        8,118,145     CZK     192,084,210      11/05/08              420,418
EUR        7,830,017     HUF   1,916,475,000      11/05/08              (46,736)
HUF    1,916,475,000     EUR       8,263,518      11/05/08             (565,482)
USD       12,272,908     ZAR      98,827,590      11/12/08              460,040
ZAR      112,948,290     USD      14,000,000      11/12/08             (499,285)
USD       14,701,992     TRY      18,623,460      11/14/08              260,500
UAH       14,550,000     USD       3,000,000      11/21/08             (170,220)
IDR   56,220,000,000     USD       6,003,203      11/24/08              (89,977)
NZD       20,000,000     USD      14,202,200      11/25/08             (907,306)
USD       13,547,000     NZD      20,000,000      11/25/08              252,106
RON       18,067,500     EUR       5,000,000      11/28/08             (368,377)
DKK       57,816,000     USD      11,139,241      12/09/08             (188,812)
USD       11,083,293     DKK      57,816,000      12/09/08              132,865
--------------------------------------------------------------------------------
Total Unrealized Depreciation on Forward Foreign Exchange
Contracts - Net                                                  $     (390,513)
                                                                 ===============

o     Currency Abbreviations:

      CAD   Canadian Dollar
      CZK   Czech Republic Koruna
      DKK   Danish Krone
      EUR   Euro
      HUF   Hungary Forint
      IDR   Indonesian Rupiah
      ISK   Icelandic Krona
      JPY   Japanese Yen
      MXN   Mexican New Peso
      NZD   New Zealand Dollar
      RON   Romanian Leu
      SGD   Singapore Dollar
      TRY   Turkish Lira
      TWD   New Taiwan Dollar
      UAH   Ukrainian Hryvnia
      USD   U.S. Dollar
      ZAR   South African Rand

Global Income & Currency Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

      o Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

                  o Level 1 - price quotations in active markets/exchanges for identical securities

                  o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

                  o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

            The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

            The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund's investments:

                  --------------------------------------------------------------
                    Valuation             Investments in        Other Financial
                     Inputs                 Securities            Instruments*
                  --------------------------------------------------------------
                  Level 1                 $  128,227,061        $      (390,513)
                  Level 2                             --                     --
                  Level 3                             --                     --
                  --------------------------------------------------------------
                  Total                   $  128,227,061        $      (390,513)
                                          ======================================

                  * Other financial instruments are forward foreign exchange contracts.

Item 2 - Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -  Exhibits

          Certifications - Attached hereto

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          Global Income & Currency Fund Inc.

          By:   /s/ Mitchell M. Cox
                -----------------------------------
                Mitchell M. Cox
                Chief Executive Officer (principal executive officer) of Global Income & Currency Fund Inc.

          Date: November 24, 2008

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          By:   /s/ Mitchell M. Cox
                -----------------------------------
                Mitchell M. Cox
                Chief Executive Officer (principal executive officer) of Global Income & Currency Fund Inc.

          Date: November 24, 2008

          By:   /s/ James E. Hillman
                -----------------------------------
                James E. Hillman
                Chief Financial Officer (principal financial officer) of Global Income & Currency Fund Inc.

          Date: November 24, 2008